INVESTMENT IN ASSOCIATE (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
IfrsStatementLineItems [Line Items]
Current assets	$ 24,832	$ 4,946
Current liabilities	783	3,208
Non-current liabilities	28,445	24,050
Equity	165,434	147,602	$ 145,641	$ 148,557
Company's share in equity – 44.0% and 44.0%	121,205	101,449
Loss from operations	(15,588)	(12,440)	(5,978)
Net loss	(19,169)	(17,189)	$ (7,249)
Stimunity S.A. [Member]
IfrsStatementLineItems [Line Items]
Current assets	1,800	1,600
Non-current assets
Current liabilities	600	700
Non-current liabilities	100	10
Equity	1,100	800
Company's share in equity – 44.0% and 44.0%	$ 500	$ 400
Voting rights held	44.00%	44.00%
Revenue	$ 200	$ 100
Loss from operations	(800)	(1,500)
Net loss	$ (400)	$ (1,100)